Segment Reporting - Additional Information (Details)	12 Months Ended
Dec. 31, 2024 Segment
Segment Reporting [Abstract]
Number of reportable segments	5
CODM Description	The CODM is the Company’s Chief Executive Officer, who manages the Company, including allocating resources and evaluating results based on the performance of each segment individually. The Company believes that segment net operating income is the key performance metric that captures the unique operating characteristics of each segment. The Company allocates resources and evaluates results based on the performance of each segment individually.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	srt:ChiefExecutiveOfficerMember